Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Service revenue	$ 4,136,556	$ 4,375,586	$ 3,977,693
Product sales	802,403	778,310	711,363
Total revenue	4,938,959	5,153,896	4,689,056
Cost of services	2,553,083	2,553,479	2,417,315
Cost of product sales	579,431	582,358	520,343
Selling, general and administrative	816,093	945,824	795,252
Research and development	313,088	343,531	277,401
Restructuring expense	39,876	27,934	76,896
Impairment loss	715,220	37,744	12,497
Transaction (income) expense, net	(26,740)	2,590	49,396
Total operating expenses	4,990,051	4,493,460	4,149,100
Operating (loss) income	(51,092)	660,436	539,956
Interest income	10,436	12,840	17,681
Interest expense	(458,899)	(469,268)	(457,984)
Foreign exchange (loss) gain, net	(443,977)	101,040	5,611
Other (expense) income, net	(33,393)	18,365	(122,295)
Total non-operating expenses	(925,833)	(337,023)	(556,987)
(Loss) income before (benefit from) provision for income taxes	(976,925)	323,413	(17,031)
(Benefit from) provision for income taxes	(29,414)	59,206	38,896
Net (loss) income	(947,511)	264,207	(55,927)
Less: Net income attributable to non-controlling interests	55,400	45,413	19,647
Less: Net income attributable to redeemable non-controlling interests	65,665	7,457	0
Net (loss) income attributable to IGT PLC	$ (1,068,576)	$ 211,337	$ (75,574)
Net income (loss) attributable to IGT PLC per common share - basic (in dollars per share)	$ (5.26)	$ 1.05	$ (0.39)
Net income (loss) attributable to IGT PLC per common share - diluted (in dollars per share)	$ (5.26)	$ 1.05	$ (0.39)
Weighted-average shares - basic (in shares)	203,130	201,511	192,398
Weighted-average shares - diluted (in shares)	203,130	202,214	192,398